Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ 2,928,333	$ 3,423,668
Class of warrants, exercise price per share			$ 11.50
Public Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Class of warrants, exercise price per share	$ 1.42	$ 1.42